CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
REVENUES
Total revenues			$ 39,495	$ 2,888,482
COST OF REVENUES
Total cost of revenues				3,833,684
GROSS PROFIT / (LOSS)			39,495	(945,202)
OPERATING EXPENSES:
General and administrative		$ 2,754,038	3,082,820	3,816,307
Provision for / (recovery of) credit losses		603,839	(51,632)	1,131,988
Change in fair value of crypto assets		10,921,556
Impairment loss of crypto assets				7,102
Impairment loss of miners		0	0	6,472,266
Impairment loss of long-term investment				2,389,698
Share based compensation expense				73,230
Total operating expenses		14,279,433	3,031,188	13,890,591
LOSS FROM OPERATIONS		(14,279,433)	(2,991,693)	(14,835,793)
OTHER INCOME / (EXPENSE):
Realized gain on sale/exchange of crypto assets			247,563	94,149
Interest income		210,000	210,000	97,917
Interest expense			(665,194)	(595,685)
Other financing expenses		(1,126,036)	(1,170,582)	(1,116,865)
Loss on warrants settlement				(1,928,681)
Change in fair value of convertible debentures		902,104
Total other expenses, net		(13,932)	(1,378,213)	(3,449,165)
LOSS BEFORE INCOME TAXES		(14,293,365)	(4,369,906)	(18,284,958)
NET LOSS		(14,293,365)	(4,369,906)	(18,284,958)
LESS: Net (loss) / income attributable to noncontrolling interests		(7,711)	17,286	(753,311)
Deemed dividend attributable to down round feature of warrants		9,639,519	2,146,795
NET LOSS ATTRIBUTABLE TO SANGRIX INC.		(23,925,173)	(6,533,987)	(17,531,647)
OTHER COMPREHENSIVE INCOME / (LOSS):
Effects of credit risk change from liabilities measured at fair value		332,960
Reclassification of change in instrument-specific credit risk		147,041
LESS: Total comprehensive (loss) / income attributable to noncontrolling interests		(7,711)	17,286	(753,311)
TOTAL COMPREHENSIVE LOSS ATTRIBUTABLE TO SANGRIX INC.		$ (13,805,653)	$ (4,387,192)	$ (17,531,647)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES - BASIC (in shares)	[1]	339,699	77,016	17,472
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES - DILUTED (in shares)	[1]	339,699	77,016	17,472
LOSS PER SHARE
LOSS PER SHARE - BASIC	[1]	$ (70.43)	$ (84.84)	$ (1,003.41)
LOSS PER SHARE - DILUTED	[1]	$ (70.43)	$ (84.84)	$ (1,003.41)
Crypto asset mining revenue
COST OF REVENUES
Total cost of revenues				$ 3,833,684
Crypto asset mining revenue | Crypto asset mining revenue
REVENUES
Total revenues				$ 2,888,482
Crypto asset miner sales net revenue
REVENUES
Total revenues			$ 39,495

[1]	Giving retroactive effect to the 1-for-60 reverse share split effected on January 20, 2026 and the 1-for-5 reverse share split effected on August 21, 2026